Related party transactions (Tables)	3 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

For the quarter ended March 31, 2025, the Company has the following related party transactions:

	Three Months ended March 31, 2025	Three Months ended March 31, 2024
Director’s fees	$3,495	$2,003
Salaries, wages, consultants and benefits	94,246	160,130
Selling and marketing	34,224	15,380
Stock-based compensation (Note 8)	16,952	23,923
Software technology development (Note 7)	75,833	60,148
Closing balance for the period	$224,750	$261,584